CONSOLIDATED INCOME STATEMENTS - USD ($) shares in Millions, $ in Millions		3 Months Ended								12 Months Ended
		Dec. 31, 2016		Sep. 30, 2016		Jun. 30, 2016		Mar. 31, 2016		Dec. 31, 2017	Dec. 31, 2016
Income Statement [Abstract]
Revenues										$ 604.4	$ 522.8
Operating expenses										321.0	275.5
Depreciation and depletion										220.3	200.1
Revenue less cost of goods sold										63.1	47.2
Corporate administration										23.7	22.9
Corporate restructuring	[1]									4.2	0.0
Share-based payment expenses										5.1	8.3
Asset impairment										268.4	6.4
Exploration and business development										6.4	4.1
(Loss) earnings from operations										(244.7)	5.5
Finance income										1.1	1.4
Finance costs										(13.2)	(9.9)
Other gains (losses)										39.2	(7.7)
Loss before taxes										(217.6)	(10.7)
Income tax recovery										115.9	2.1
Loss from continuing operations	[2]									(101.7)	(8.6)
Profit (loss) from discontinued operations										(6.3)	1.6
Net loss		$ (22.3)		$ 4.1		$ (13.9)		$ 25.6		$ (108.0)	$ (7.0)
Loss from continuing operations per share
Basic										$ (0.18)	$ (0.02)
Diluted										(0.18)	(0.02)
Loss per share
Basic		$ (0.04)		$ 0.01		$ (0.03)		$ 0.05		(0.19)	(0.01)
Diluted		$ (0.04)	[3]	$ 0.01	[3]	$ (0.03)	[3]	$ 0.05	[3]	$ (0.19)	$ (0.01)	[3]
Weighted average number of shares outstanding (in millions)
Basic		513.3		513.0		511.2		509.6		564.7	511.8
Diluted		513.3		515.8		511.2		510.7		564.7	511.8

[1]	Throughout 2017, the Company initiated a restructuring plan that impacted its corporate office workforce. As a result, the Company recognized a restructuring charge of approximately $4.2 million related to severance and other termination benefits.
[2]	For the year ended December 31, 2017 and comparative periods, Peak Mines has been classified as a discontinued operation and accordingly earnings and cash flows from continuing operations are presented exclusive of Peak Mines. Refer to Note 16 for further details.
[3]	For the periods in which the Company records a loss, diluted loss per share is calculated using the basic weighted average number of shares outstanding, as using the diluted weighted average number of shares outstanding in the calculation would be anti-dilutive.